BALANCE SHEETS (USD $)	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash and Cash Equivalents	$ 58,822	$ 110,938
Accounts Receivable	14,800	75,482
Accounts Receivable - Related Party	314,403
Note Receivable - Related Party Short Term	44,500	150,000
Prepaid Expenses	318	389
Total Current Assets	432,843	336,809
Note Receivable - Related Party Long Term	80,220	258,220
Property and Equipment, Net	19,198	15,877
Total Assets	532,261	610,906
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts Payable	3,995	28,142
Accrued Expenses	51,420	10,262
Notes Payable - Related Party	567,472	571,872
Deferred Revenue	33,041	27,041
Lease Payable-Short Term	7,767	6,187
Total Current Liabilities	663,695	643,504
Lease Payable-Long Term	6,458	8,249
Total Liabilities	670,153	651,753
Stockholders' Deficit
Preferred Stock, no par value, 500,000 shares Series A and 200,000 shares Series B authorized. 200,119 shares Series A issued and outstanding as of December 31, 2013 and December 31, 2012, respectively	200,119	200,119
Common Stock, no par value, 10,000,000 shares authorized. 1,450,322 shares issued and outstanding as of December 31, 2013 and December 31, 2012, respectively	86,033	86,033
Paid in Capital	13,457,948	13,342,972
Accumulated Deficit	(13,881,992)	(13,669,971)
Total Stockholders' Deficit	(137,892)	(40,847)
Total Liabilities and Stockholders' Deficit	$ 532,261	$ 610,906